UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	5/31/2012

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2012 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 99.2%
Alaska — 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%	06/01/18	$ 2,000	$ 2,196,080

Arizona — 2.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	AA-(b)	5.500%	01/01/38	2,500	2,706,700
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250%	10/01/28	2,000	2,273,020
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000%	07/01/39	5,000	5,731,750
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	Aa1	5.000%	01/01/39	5,000	5,511,600
Salt Verde Fin. Corp., Sr. Gas Rev.	A3	5.000%	12/01/32	1,325	1,359,331
Sr. Gas Rev.	A3	5.000%	12/01/37	2,000	2,043,620
Tucson Cnty., GO, Ser. A	Aa2	7.375%	07/01/12	1,100	1,106,358

					20,732,379

California — 11.7%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000%	09/01/24	5,500	6,828,965
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000%	09/01/16	6,690	7,532,873
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds Asset Bk., Ser. B	NR	5.100%	06/01/28	1,250	1,074,175
California Hlth. Facs. Fin. Auth. Rev., Rfdg., Children’s Hosp., Ser. A	A(b)	5.250%	11/01/41	2,000	2,199,440
Scripps Hlth., Ser. A	Aa3	5.000%	11/15/36	1,000	1,079,950
Stanford Hosp., Ser. B	Aa3	5.000%	11/15/36	3,000	3,264,990
Sutter Hlth., Ser. D	Aa3	5.250%	08/15/31	1,000	1,152,810
California St. Hlth. Facs. Fin. Auth. Rev., Lucile Packard Childrens Hosp., Ser. A	Aa3	5.000%	08/15/51	3,000	3,197,370
Stanford Hosp. Clinics, Ser. A	Aa3	5.000%	08/15/51	1,250	1,354,912
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250%	02/01/38	3,000	3,183,600
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	1,250	1,312,525
California St., GO, F.G.I.C., T.C.R.S.	A1	4.750%	09/01/23	1,500	1,513,170
Var. Purp.	A1	5.000%	10/01/29	2,000	2,200,620
Var. Purp.	A1	5.000%	09/01/41	2,250	2,413,395
Var. Purp.	A1	5.000%	10/01/41	1,250	1,341,463
Var. Purp.	A1	5.000%	04/01/42	2,000	2,151,060
Var. Purp.	A1	5.250%	04/01/35	1,250	1,401,862
Var. Purp.	A1	5.250%	11/01/40	1,250	1,393,775
Var. Purp.	A1	5.500%	11/01/39	1,000	1,124,760
Var. Purp.	A1	6.000%	03/01/33	1,500	1,806,735
Var. Purp.	A1	6.000%	04/01/38	3,500	4,080,720
Var. Purp.	A1	6.000%	11/01/39	2,000	2,355,500
California St. Univ. Rev., Ser. A	Aa2	5.000%	11/01/37	1,250	1,374,000
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+(b)	5.000%	11/01/40	1,600	1,696,896
Sutter Hlth., Ser. A	Aa3	6.000%	08/15/42	3,000	3,547,170
Trinity Hlth., Rfdg.	Aa2	5.000%	12/01/41	3,000	3,277,320
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL	Aa3	3.700%(c)	10/01/21	60	42,750
Foothill-De Anza Cmnty. College Dist., GO, Ser. C	Aaa	5.000%	08/01/40	1,250	1,416,850
Golden St. Tob. Securitization Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-1	B3	5.750%	06/01/47	1,000	797,650
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.300% on 12/01/12)	B3	7.290%(c)	06/01/37	5,000	3,735,150
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.600% on 06/01/10)	A2	4.600%	06/01/23	2,000	2,073,940
Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	1,014,730

Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa1	5.500%	11/15/37	1,500	1,646,385
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Rfdg., Ser. A	Aa2	5.000%	07/01/43	1,500	1,681,605
M-S-R Energy Auth., Gas Rev., Ser. A	A-(b)	6.500%	11/01/39	2,000	2,476,480
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	A+(b)	5.880%(c)	08/01/25	2,000	941,840
San Diego Commn. College Dist., GO, Election 2006	Aa1	5.000%	08/01/41	1,500	1,690,110
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Rfdg., Second Ser., Ser. F, A.M.T.	A1	5.000%	05/01/28	1,635	1,795,132
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa2	6.100%(c)	01/15/36	21,000	5,078,850
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa2	7.250%	08/01/14	2,000	2,212,420
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A2	5.625%	01/01/29	1,000	1,156,700
University Calif. Rev., Ser. O	Aa1	5.750%	05/15/34	750	886,860
Ser. Q	Aa1	5.000%	05/15/34	1,000	1,129,440
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500%	08/01/33	2,000	2,380,900

					96,017,848

Colorado — 2.6%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa2	5.000%	02/01/41	3,000	3,254,340
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, A.M.T., Rfdg.	A1	5.250%	11/15/22	1,000	1,181,140
Ser. A, NATL	A1	5.000%	11/15/25	10,000	11,356,600
Ser. B, A.M.T., NATL	A1	5.000%	11/15/15	2,500	2,803,350
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%	06/01/27	1,500	1,730,700
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375%	06/01/32	1,000	1,202,780

					21,528,910

Connecticut — 0.5%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg.	A3	4.375%	09/01/28	1,000	1,064,520
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Hartford Hlthcare., Ser. A	A2	5.000%	07/01/41	1,250	1,329,687
Western Conn. Hlth., Ser. M	A(b)	5.375%	07/01/41	1,250	1,387,825

					3,782,032

District of Columbia — 2.7%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000%	06/01/28	5,000	5,565,700
District of Columbia Rev., Assoc. Amer. Med. College, Ser. B	A+(b)	5.000%	10/01/41	2,500	2,705,150
Brookings Inst.	Aa3	5.750%	10/01/39	5,000	5,639,350
Gallaudet Univ.	A2	5.500%	04/01/34	600	683,142
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500%	10/01/39	2,000	2,267,860
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, A.M.T.	Aa3	5.000%	10/01/25	3,000	3,375,780
Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,000	1,100,380
Ser. C, A.M.T.	Aa3	5.000%	10/01/27	1,000	1,119,350

					22,456,712

Florida — 7.8%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300%	05/01/18	300	290,790
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1	A2	6.000%	06/01/16	1,500	1,734,555
High Risk Sr. Secd., Ser. A-1	A2	5.250%	06/01/17	1,000	1,143,210
Sr. Secd. Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,421,075
Cityplace Cmnty. Dev. District Rev., Rfdg.	NR	5.000%	05/01/26	1,000	1,112,350
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125%	06/01/14	485	514,052
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000%	07/01/23	5,185	5,991,734
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000%	10/01/23	2,240	2,431,229
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(e)	NR	5.550%	05/01/36	205	125,085

Highlands Cnty. Hlth. Facs. Auth. Rev.,
Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(d)	Aa3	5.000%	11/15/25	205	235,824
Adventist Hlth., Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	1,410	1,503,807
Adventist Hlth./Sunbelt, Rmkt., Ser. B	Aa3	6.000%	11/15/37	2,440	2,823,349
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	A1	5.500%	10/01/15	1,000	1,056,550
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, A.M.T., A.G.C.	Aa3	5.500%	10/01/24	2,665	2,972,808
Ser. B	A2	5.000%	10/01/41	2,500	2,690,250
Ser. C, A.M.T., A.G.C.	Aa3	5.250%	10/01/26	5,000	5,371,750
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250%	10/01/22	5,000	6,294,500
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,613,880
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth., Inc., Ser. A	A2	5.000%	10/01/42	1,250	1,324,637
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250%	10/01/39	5,000	5,585,400
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000%	10/01/22	3,065	3,278,385
Ser. A, A.M.T., NATL	A2	5.000%	10/01/23	2,350	2,492,128
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	A2	5.250%	10/01/34	750	794,355
South Lake Hosp., Inc., Ser. A	Baa1	6.250%	04/01/39	2,500	2,734,750
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South Fl. Grp.	Aa2	5.000%	08/15/27	3,750	4,115,437
Tampa Fl. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	Aa2	5.000%	11/15/33	3,000	3,327,540
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000%	03/01/35	1,000	1,022,550

					64,001,980

Georgia — 2.5%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,310,180
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	A1	6.000%	01/01/30	3,250	3,966,397
Atlanta Arpt. Rev., Rfdg., Gen., Ser. B, A.M.T.	A1	5.000%	01/01/30	500	538,265
Ser. C, A.M.T.	A1	5.000%	01/01/42	750	801,795
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	750	813,180
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	500	570,800
Fulton Cnty. Sch. Dist., GO	Aa1	6.375%	05/01/17	750	938,063
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500%	07/01/41	1,500	1,659,945
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp., Inc., NATL (Pre-refunded Date 01/01/13)(d)	Aa3	5.500%	01/01/21	3,185	3,283,162
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	5,000	5,661,750

					20,543,537

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	500	513,810

Hawaii — 0.2%
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. A	A3	5.500%	07/01/40	1,000	1,068,490
Ser. B	A3	5.750%	07/01/40	500	547,970

					1,616,460

Idaho — 0.1%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	Aa2	6.250%	12/01/33	1,000	1,187,390

Illinois — 10.3%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	Aa3	5.000%	12/01/31	2,500	2,740,900
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	A1	5.250%	01/01/26	6,000	6,451,020
Ser. B, Rfdg., NATL	A1	5.250%	01/01/15	1,000	1,109,190
Ser. B-1, X.L.C.A.	A1	5.250%	01/01/34	1,975	2,014,875
Ser. C	A1	6.500%	01/01/41	1,000	1,210,000

Chicago Rfdg. Proj., GO, Ser. A	Aa3	5.000%	01/01/40	2,000	2,145,520
Ser. A, A.G.C.	Aa3	5.000%	01/01/29	5,000	5,474,700
Chicago Sales Tax Rev, Ser. A	Aa2	5.000%	01/01/41	1,250	1,379,013
Chicago Trans. Auth. Sales Tax Recpts. Rev.	Aa3	5.250%	12/01/40	1,000	1,120,650
Chicago Wtr. Rev., Rfdg.	Aa3	5.000%	11/01/42	1,000	1,117,000
Illinois Fin. Auth. Rev., Advocate Hlthcare, Ser. B	Aa2	5.375%	04/01/44	2,000	2,172,860
Ascension Hlth., Rfdg., Ser. A	Aa1	5.000%	11/15/42	2,000	2,170,900
Central DuPage Hlth., Ser. 09	AA(b)	5.250%	11/01/39	2,000	2,180,440
Central DuPage Hlth., Ser. B	AA(b)	5.500%	11/01/39	1,500	1,663,410
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(d)	NR	5.250%	08/15/34	5,000	5,530,200
Northwestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,000	1,160,020
Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,689,870
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000%	05/01/30	4,000	4,061,560
Univ. of Chicago, Ser. B	Aa1	6.250%	07/01/38	5,000	6,153,400
Illinois St., GO, Rfdg., A.G.C.	Aa3	5.000%	01/01/23	3,000	3,280,650
Ser. 1st, A.G.C.	Aa3	5.250%	04/01/22	2,500	2,502,100
Illinois St. Sales Tax Rev., Rfdg., Build Illinois Bonds	AAA(b)	5.000%	06/15/20	2,000	2,455,500
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500%	01/01/33	2,000	2,194,840
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000%	01/01/24	5,000	5,630,700
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL, C.A.B.S.	A3	4.910%(c)	12/15/34	10,000	3,351,100
Ser. A, NATL, C.A.B.S.	A3	5.120%(c)	06/15/37	7,500	2,115,000
Ser. A, NATL	A3	5.250%	06/15/42	8,500	8,611,605
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	A-(b)	6.000%	06/01/28	2,250	2,581,830

					84,268,853

Indiana — 0.4%
Indiana St. Fin. Auth.,
Midwestern Disaster Relief Rev., Ohio Valley Elec. Corp. Proj., Ser A	Baa3	5.000%	06/01/39	750	744,488
Var. Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,155,139
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,129,990

					3,029,617

Kansas — 1.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750%	11/15/38	1,000	1,150,050
Kansas St. Dev. Fin. Auth. Rev., KU. Hlth. Sys., Ser. H	A+(b)	5.125%	03/01/39	500	526,235
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700%	12/01/27	625	660,162
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750%	06/01/27	585	618,480
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850%	12/01/27	620	654,819
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650%	09/01/19	5,000	5,710,000

					9,319,746

Kentucky — 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Hlth. Sys., Ser. A	Baa2	6.375%	06/01/40	3,500	4,038,440
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250%	06/01/39	500	555,845
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625%	09/01/39	500	531,885

					5,126,170

Louisiana — 1.1%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375%	04/01/31	1,000	1,123,370
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750%	07/01/39	1,000	1,162,770
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev.,Rmkt., Ser. C-2, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,394,220
Saint Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/06/12)	Baa2	4.000%(f)	12/01/40	1,500	1,500,000

Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 2001B	A1	5.500%	05/15/30	1,885	1,920,815
Ser. 2001B	A3	5.875%	05/15/39	1,000	1,017,000

					9,118,175

Maryland — 0.9%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(b)	5.000%	07/01/40	3,000	3,165,060
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	A2	6.000%	07/01/41	400	461,400
Rfdg., Carroll Hosp., Ser. A	A3	5.000%	07/01/37	850	909,729
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250%	12/01/13	600	626,406
Montgomery Cnty. Med. Rev., Trinity Hlth., Rfdg.	Aa2	5.000%	12/01/40	2,000	2,194,900
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., A.G.C.(d)	Aa3	6.500%	09/01/12	220	223,276

					7,580,771

Massachusetts — 4.7%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375%	05/15/15	490	492,357
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250%	07/01/34	2,000	2,318,340
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500%	07/01/27	1,325	1,766,530
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500%	01/01/23	855	933,472
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6 Partners Hlthcare	Aa2	5.375%	07/01/41	5,000	5,572,950
Massachusetts St., GO, Cons. Ln., Ser. C, A.G.C.	Aa1	5.000%	08/01/19	2,000	2,343,780
Ser. B, A.G.C.	Aa1	5.250%	09/01/24	9,000	11,693,610
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	Aaa	5.500%	11/15/36	3,500	4,207,840
Tufts Univ., Ser. M	Aa2	5.500%	02/15/28	3,000	3,947,010
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A2	5.000%	07/01/32	5,000	5,148,900

					38,424,789

Michigan — 1.9%
Detroit District St. Aid, GO	Aa3	5.250%	11/01/35	500	540,935
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	Aa3	7.500%	07/01/33	1,000	1,261,160
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(d)	Baa2	5.250%	07/01/32	5,500	5,794,855
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375%	10/15/41	750	848,063
Michigan St. Hosp. Fin. Auth. Rev., McLaren Hlthcare	Aa3	5.750%	05/15/38	1,000	1,105,840
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow Chemical Rmkt., Ser. B	Baa3	6.250%	06/01/14	1,000	1,101,010
Okemos Pub. Sch. Dist., GO, C.A.B.S., NATL	Aa3	0.850%(c)	05/01/13	1,000	992,250
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000%	08/01/39	2,000	2,248,300
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000%	12/01/18	1,500	1,676,160

					15,568,573

Minnesota — 0.1%
Tob. Securitization Auth., Rfdg., Ser. B	A-(b)	5.250%	03/01/31	800	890,968

Nebraska — 0.5%
Central Plains Energy Proj., E Gas Proj. Rev., Proj. #3	A1	5.000%	09/01/42	1,250	1,277,087
Omaha Pub. Pwr. Dist., Ser. B	Aa1	5.000%	02/01/39	2,500	2,826,025

					4,103,112

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	A1	5.125%	07/01/34	3,000	3,272,040

New Hampshire — 0.2%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Caa1	10.700%(c)	01/01/24	4,740	1,459,873

New Jersey — 4.3%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa2	6.800%	03/01/21	2,615	3,442,334
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375%	08/01/15	1,205	1,286,542
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250%	01/01/14	2,200	2,291,014
New Jersey Econ., Dev. Auth. Rev., Cigarette Tax (Pre-refunded Date 06/15/14)(d)	Aaa	5.750%	06/15/34	1,750	1,938,177
First Mtge. - Keswick Pines	NR	5.750%	01/01/24	1,750	1,673,665
Masonic Charity Fdn. Proj.	A-(b)	5.875%	06/01/18	250	253,135
Masonic Charity Fdn. Proj.	A-(b)	6.000%	06/01/25	1,150	1,163,467
New Jersey Hlthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg.	A1	6.000%	07/01/41	500	590,980
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%	07/01/25	1,625	1,680,039
Virtua Hlth., A.G.C.	AA-(b)	5.500%	07/01/38	2,000	2,197,620
New Jersey Institute of Tech., Ser. A	A1	5.000%	07/01/42	2,000	2,231,360
New Jersey St. Trans. Trust Fund Auth. Rev.,
Ser. A	A1	5.500%	12/15/23	3,000	3,785,160
Ser. A	A1	5.875%	12/15/38	3,000	3,445,260
Ser. B	A1	5.500%	06/15/31	1,000	1,168,160
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	4.080%(c)	01/01/35	3,000	2,757,750
Ser. A	A3	5.000%	01/01/35	1,000	1,116,030
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400%	05/01/13	390	411,025
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/12)(d)	Aaa	6.000%	06/01/37	400	400,000
Ser. 1A	B1	4.500%	06/01/23	455	427,117
Ser. 1A	B1	4.625%	06/01/26	1,000	893,710
Ser. 1A	B2	5.000%	06/01/41	2,500	1,938,575

					35,091,120

New Mexico — 0.2%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AA+(b)	5.500%	07/01/35	940	999,953
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Hlthcare	Aa3	5.000%	08/01/39	750	802,560

					1,802,513

New York — 9.4%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	750	844,995
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000%	05/01/33	1,000	1,199,230
Ser. A	A3	6.250%	04/01/33	500	604,335
Ser. A, B.H.A.C.	Aa1	5.500%	05/01/33	2,000	2,322,360
Metropolitan Trans. Auth. Rev., Svc. Contract, Ser. B, NATL	Aa3	5.500%	07/01/23	7,285	7,311,080
Ser. D	A2	5.250%	11/15/40	2,000	2,230,980
Ser. 2008C	A2	6.500%	11/15/28	2,500	3,202,525
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%	08/01/22	2,000	2,104,180
New York City, GO, Ser. E	Aa2	5.000%	08/01/17	6,000	7,151,400
Ser. I-1	Aa2	5.250%	04/01/28	2,000	2,301,400
New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%(f)	01/01/24	1,500	1,580,505
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750%	06/15/40	1,000	1,207,070
New York City Trans. Fin. Auth. Bldg. Aid Rev., Fiscal 2009, Ser. S-3	Aa3	5.250%	01/15/39	1,500	1,675,500
Sub. Ser. S-1A	Aa3	5.250%	07/15/37	3,000	3,424,470
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Ser. D-1	Aa1	5.000%	11/01/38	3,000	3,391,680
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(b)	5.000%	11/15/44	1,500	1,622,010
4 World Trade Center Proj., Rfdg.	A+(b)	5.750%	11/15/51	1,750	2,012,902
7 World Trade Center Proj., Class 1, Rfdg.	Aaa	5.000%	09/15/40	1,000	1,128,670

New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	Aa3	6.000%	07/01/14	1,565	1,635,597
Mount Sinai Hosp., Ser. A	A2	5.000%	07/01/41	1,250	1,327,738
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000%	07/01/21	1,685	1,976,067
Non St. Supported Debt North Shore L.I. Jew. Hosp., Ser. A	A3	5.000%	05/01/41	1,000	1,074,350
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%	07/01/20	2,100	2,585,016
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%	07/01/21	2,000	2,474,640
Ser. B (Mandatory Put Date 07/01/13)	Aa2	5.250%(f)	07/01/29	3,000	3,152,730
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000%	06/15/34	2,000	2,150,720
Ser. B	Aaa	5.500%	10/15/23	3,750	4,987,650
Ser. E	Aaa	6.500%	06/15/14	15	15,078
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000%	04/01/14	1,980	2,119,293
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply, Ser. C	A+(b)	5.250%	06/01/22	3,200	3,346,400
Ser. C	A+(b)	5.250%	12/01/22	3,595	3,759,471
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%	12/01/20	500	543,995
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,000	1,035,970

					77,500,007

North Carolina — 2.1%
Charlotte-Mecklenburg Hosp. Auth. Hlthcare Sys. Rev., Rfdg., Carolinas, Ser. A	Aa3	5.000%	01/15/43	2,000	2,183,400
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., A.G.C.	Aa3	6.000%	01/01/19	500	573,845
A.M.B.A.C.	Baa1	6.000%	01/01/18	1,000	1,228,700
Ser. A (Pre-refunded Date 01/01/22)(d)	Aaa	6.000%	01/01/26	650	885,885
Ser. A, E.T.M.(d)	Baa1	6.400%	01/01/21	1,000	1,241,800
Ser. A, E.T.M.(d)	Aaa	6.500%	01/01/18	2,635	3,420,046
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500%	01/01/18	1,005	1,261,506
North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000%	06/01/34	5,285	5,741,782
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(d)	Aaa	5.250%	12/01/21	1,000	1,089,580

					17,626,544

North Dakota — 0.7%
Grand Forks Hlthcare Sys. Rev., Rfdg., Altru Hlth. Sys.	Baa1	5.000%	12/01/35	500	528,660
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	Baa1	4.875%	07/01/26	1,000	1,081,420
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(b)	7.200%	06/30/13	3,985	4,059,241

					5,669,321

Ohio — 3.8%
Akron Bath Copley Joint Twp., Hosp. Dist., Rfdg., Med. Ctr. Akron	A1	5.000%	11/15/42	640	681,299
American Mun. Pwr., Inc., Ser. A Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo,	A2	5.000%	02/01/13	2,500	2,572,525
Ser. A	B3	6.500%	06/01/47	4,250	3,548,580
Ser. A-2	B3	5.125%	06/01/24	5,690	4,555,698
Ser. A-2	B3	5.875%	06/01/30	2,500	1,979,725
Cleveland Arpt. Sys. Rev., Rfdg., Ser. A	Baa1	5.000%	01/01/29	1,000	1,082,230
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(d)	NR	7.625%	01/01/22	1,195	1,376,819
Franklin Cnty. Hosp. Facs. Rev., Hlth. Corp., Ser. A	Aa2	5.000%	11/15/41	2,000	2,154,500
Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A3	6.250%	12/01/34	400	462,880
Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL	Aa1	1.970%(c)	12/01/19	1,720	1,486,149
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Hlthcare, Ser. A	Aa3	6.000%	11/15/41	750	883,943
Promedica Hlthcare, Ser. A	Aa3	6.500%	11/15/37	875	1,076,031
Middleburg Heights Hosp. Rev. Facs., Rfdg., Southwest Gen.	A2	5.250%	08/01/41	800	856,400
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	500	530,985

Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa2	5.625%	06/01/18	500	576,560
Ohio St. Higher Ed. Facs., Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500%	10/01/20	750	925,185
Comm., Cleveland Clinic Hlth.	Aa2	5.000%	01/01/38	2,500	2,749,550
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa2	5.875%(f)	06/01/33	500	564,935
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000%	12/01/29	2,150	2,488,453
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	BBB(b)	5.150%	07/15/15	750	753,428

					31,305,875

Oklahoma — 0.3%
Oklahoma St. Dev., Fin. Auth., Rfdg., St. Johns Hlth. Sys.	A2	5.000%	02/15/42	1,500	1,581,285
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,078,210

					2,659,495

Oregon — 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%	11/15/33	3,500	4,002,565

Pennsylvania — 6.1%
Central Bradford Progress Auth., Guthrie Hlthcare Sys.	AA-(b)	5.375%	12/01/41	2,700	3,022,731
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, A.G.C.	Aa3	5.625%	01/01/26	5,000	5,010,550
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(d)	Aa3	5.000%	09/01/26	65	68,848
Geisinger Auth. Hlth. Sys., Ser. A-1	Aa2	5.125%	06/01/41	2,000	2,197,200
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(d)	NR	6.000%	01/01/43	2,500	2,722,400
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%	12/01/18	3,500	3,520,790
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000%	12/01/15	3,000	3,059,760
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000%	12/01/34	2,000	2,172,940
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Univ. Hlth. Sys., Ser. A	Aa3	5.000%	08/15/42	1,000	1,096,240
Pennsylvania St. Econ. Dev. Fin. Auth. Exempt Facs. Rev., Rfdg., Amtrak Proj., Ser. A, A.M.T.	A1	5.000%	11/01/41	1,000	1,058,240
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	A1	5.500%	07/01/17	9,000	9,125,010
A.M.B.A.C.	A1	5.500%	07/01/20	2,750	2,786,850
Pennsylvania St. Tpke. Comm. Rev., Sub., Ser. A	A3	5.000%	12/01/42	1,500	1,613,910
Philadelphia Arpt. Rev., Rfdg., Ser. A, A.M.T.	A2	5.000%	06/15/27	2,500	2,705,975
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B	BBB-(b)	5.250%	09/01/31	1,000	884,750
Philadelphia Auth. Wtr. & Swr. Rev., Ser. A	A1	5.000%	01/01/41	2,000	2,171,260
Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125%	07/15/38	1,500	1,718,745
Philadelphia Hosp. & Higher Edu. Facs. Auth. Childrens Hosp. of PA Proj., Ser. C	Aa2	5.000%	07/01/41	1,000	1,089,820
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa2	6.500%	09/01/13	1,375	1,421,420
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(d)	BBB(b)	6.500%	09/01/13	1,375	1,432,214
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(d)	NR	0.250%(c)	11/01/12	1,035	1,033,892

					49,913,545

Puerto Rico — 4.0%
Puerto Rico Comnwlth., GO	Baa1	6.000%	07/01/39	800	868,528
Puerto Rico Comnwlth., GO,
Rfdg., Public Impt., Ser. A	Baa1	5.500%	07/01/39	2,000	2,081,560
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Rfdg.,
Ser. A	Baa2	5.750%	07/01/37	1,260	1,318,817
Ser. A	Baa2	6.000%	07/01/47	1,050	1,132,320

Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	A3	5.500%	07/01/28	2,500	2,814,525
Ser. G, F.G.I.C.(Pre-refunded Date 07/01/13)(d)	Baa1	5.250%	07/01/18	2,250	2,371,117
Ser. J (Pre-refunded Date 07/01/14)(d)	Baa1	5.500%	07/01/23	1,320	1,456,607
Ser. K	Baa1	5.000%	07/01/14	2,000	2,138,800
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Libor, Rfdg., Ser. A	Baa1	5.000%	07/01/42	1,600	1,616,352
Ser. UU	Baa1	1.014%(f)	07/01/31	5,000	3,419,400
Ser. XX	Baa1	5.250%	07/01/40	2,000	2,054,240
Puerto Rico Mun. Fin. Agcy., GO	Baa1	5.000%	08/01/12	1,000	1,007,210
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	Baa1	6.750%	07/01/36	1,000	1,177,580
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A1	5.000%	08/01/43	750	780,728
First Sub., Ser. A	A1	5.500%	08/01/42	1,750	1,877,540
First Sub., Ser. A	A1	5.750%	08/01/37	1,600	1,774,976
First Sub., Ser. A	A1	6.000%	08/01/42	2,800	3,153,192
First Sub., Ser. A-1	A1	5.250%	08/01/43	750	794,715
Ser. C	Aa2	5.250%	08/01/40	750	829,800

					32,668,007

Rhode Island — 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000%	05/15/39	2,000	2,390,080

South Carolina — 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	AA-(b)	5.000%	11/01/37	1,500	1,612,905
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Hlth., Ser. C (Pre-refunded Date 08/01/13)(d)	Baa1	6.875%	08/01/27	2,655	2,854,815
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa3	5.500%	01/01/38	2,500	2,870,800

					7,338,520

South Dakota — 0.2%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tob., Ser. B	A3	6.500%	06/01/32	1,000	1,030,000
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Rfdg., Avera Hlth., Ser. A	A1	5.000%	07/01/42	500	535,390

					1,565,390

Tennessee — 0.7%
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impt. Ser. A, C.A.B.S.	A-(b)	5.050%(c)	01/01/35	1,000	328,590
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750%	07/01/25	1,000	1,148,460
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000%	02/01/18	2,000	2,148,020
Ser. C	Baa3	5.000%	02/01/22	1,000	1,067,090
Ser. C	Baa3	5.000%	02/01/25	1,000	1,047,830

					5,739,990

Texas — 6.4%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000%	11/15/22	4,610	5,303,713
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	Aa2	5.125%	11/15/29	2,000	2,320,240
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%(f)	10/01/29	1,000	313,020
TXU Rmkt., A.M.T.	Ca	5.400%	05/01/29	1,500	188,385
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	6.000%	01/01/41	1,000	1,120,140
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500%	10/01/39	1,500	1,684,230
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000%	02/01/23	750	818,220
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	Aa2	5.000%	11/01/36	3,000	3,383,940
Houston Arpt. Sys. Rev., E.T.M.(d)	Aaa	7.200%	07/01/13	1,145	1,198,666
Rfdg., Sub. Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/25	250	279,783
Rfdg., Sub. Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/32	1,000	1,093,570
Rfdg., Sub. Lien, Ser. B	A(b)	5.000%	07/01/32	2,000	2,234,960
Sr. Lien, Rfdg., Ser. A	Aa3	5.500%	07/01/39	1,000	1,111,600

Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250%	11/15/33	1,510	1,744,382
Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs., Rfdg.	A1	5.750%	05/15/28	3,205	3,529,795
Rfdg., B.H.A.C.	Aa1	5.250%	05/15/28	2,000	2,280,000
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,157,430
First Tier, Rfdg., Ser. A	A2	5.750%	01/01/40	1,500	1,664,160
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,709,415
Second Tier, Rfdg., Ser. F	A3	5.750%	01/01/38	2,500	2,718,200
Spl. Projs. Sys., Ser. A	AA(b)	5.500%	09/01/41	1,000	1,168,880
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	126,130
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(d)	Aa1	5.000%	02/01/21	5,000	5,687,800
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	2,973,600
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB+(b)	5.000%	08/15/30	1,000	1,026,640
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500%	11/01/18	2,240	2,242,419
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250%	12/01/23	2,500	3,058,250

					52,137,568

Utah — 0.9%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000%	07/01/17	5,000	5,907,100
Riverton Hosp. Rev., I.H.C. Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,619,310

					7,526,410

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250%	10/01/21	1,500	1,586,295

Virginia — 1.1%
Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev., Rfdg., Sentara Hlthcare, Ser. B	Aa2	5.000%	11/01/43	1,000	1,097,890
Richmond Met. Auth. Expy. Rev., Rfdg., E.T.M., F.G.I.C., NATL(d)	BBB(b)	5.250%	07/15/17	3,070	3,512,817
Unrefunded Bal., F.G.I.C., NATL	BBB(b)	5.250%	07/15/17	2,705	2,971,713
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(d)	Aaa	5.625%	06/01/37	1,000	1,148,700

					8,731,120

Washington — 3.2%
Port of Seattle Wash. Rev., Rfdg., Intermediate Lien, Ser. B, A.M.T.	Aa3	5.000%	02/01/24	2,500	2,853,575
X.L.C.A.	Aa3	5.000%	02/01/28	3,000	3,269,040
Port of Seattle Rev., Rfdg., Ser. B, A.M.T.	Aa2	5.000%	09/01/26	1,115	1,269,751
Skagit Cnty. Skagit Hosp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750%	12/01/35	625	664,700
Tob. Settlement Fin. Corp. Rev., Asset Bkd.	A3	6.500%	06/01/26	1,610	1,679,101
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/21	2,665	2,959,376
NATL	Aa1	5.000%	06/01/22	2,570	2,835,172
Washington St. Hlthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,209,463
Providence Hlth. & Svcs., Ser. A	Aa2	5.000%	10/01/39	3,500	3,769,780
Providence Hlthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(d)	Aa2	5.000%	10/01/36	85	101,034
Seattle Childrens Hosp.	Aa3	5.625%	10/01/38	1,250	1,403,237
Seattle Childrens Hosp., Ser. A	Aa3	5.000%	10/01/42	2,000	2,160,780
Swedish Hlth. Svcs., Ser. A	A2	6.250%	11/15/41	1,500	1,926,030

					26,101,039

West Virginia — 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875%	07/01/20	1,015	1,017,700

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,370,000

Wyoming — 0.3%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	567,655
Laramie Cnty. Hosp. Rev., Cheyenne Regl., Med. Ctr. Proj.	A+(b)	5.000%	05/01/42	1,500	1,608,030

					2,175,685

Total long-term investments (cost $749,577,715)					813,658,614

SHORT-TERM INVESTMENTS — 0.8%
Mississippi — 0.6%
Mississippi St. Business Fin. Commission, Gulf Opportunity Zone Indl. Dev. Rev., Var. Chevron	VMIG1	0.180%(f)	06/01/12	3,800	3,800,000
Var. Chevron USA, Inc., Proj., Ser. F, F.R.D.D.	VMIG1	0.160%(f)	06/01/12	1,200	1,200,000

					5,000,000

Washington — 0.2%
Washington St. Hlthcare Facs. Auth. Var., Fred Hutchinson Cancer Resh. Ctr., Ser. C, F.R.D.D.	VMIG1	0.240%(f)	06/01/12	1,400	1,400,000

Total short-term investments (cost $6,400,000)					6,400,000

TOTAL INVESTMENTS — 100.0% (cost $755,977,715)(g)					820,058,614
LIABILITIES IN EXCESS OF OTHER ASSETS(h)					(78,174)

NET ASSETS — 100.0%					$819,980,440

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corp.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds

E.T.M.—Escrowed to Maturity

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.G.I.C.—Financial Guaranty Insurance Co.

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note

G.N.M.A.—Government National Mortgage Association

GO—General Obligation

I.H.C.—Intermountain Healthcare

L.C.R.A.—Lower Colorado River Authority

NATL—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of May 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s Rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on May 31, 2012.
(d)	All or partial escrowed to maturity and pre-funded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Floating rate security. The interest rate shown reflects the rate in effect at May 31, 2012.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$755,039,676	$71,356,386	$(6,337,448)	$65,018,938

The differences between book and tax basis are primarily attributable to differences in the treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

(h)	Includes net unrealized depreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at May 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2012	Unrealized Depreciation(1)(2)
	Short Positions:
34	10 Year U.S. Treasury Notes	Sept. 2012	$4,498,068	$4,553,875	$(55,807)
72	U.S. Long Bond	Sept. 2012	10,579,679	10,779,750	(200,071)

					$(255,878)

(1)	Cash of $314,700 has been segregated to cover requirement for open futures contracts as of May 31, 2012.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$820,058,614	$—
Other Financial Instruments*
Futures Contracts	(255,878)	—	—

Total	$(255,878)	$820,058,614	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial derivative instruments (including futures contracts and certain options contracts on securities) that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

Over the counter financial derivative instruments, such as futures contracts, option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 23, 2012

*	Print the name and title of each signing officer under his or her signature.